Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Mar. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.012	$ 0.012
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	23,697,210	3,479,316
Ordinary shares, shares outstanding	23,697,210	3,479,316
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding